Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Equity
29.	Equity

29.1.	Share capital

	2024	2023	2022	2024	2023	2022
	Number ‘000	Number ‘000	Number ‘000	A$’000	A$’000	A$’000
Balance at January 1,	323,727	316,343	285,073	446,268	370,972	170,840
Shares issued through the exercise of share options and warrants[1]	525	3,879	8,543	8,080	42,572	32,948
Contributions of equity[2]	-	-	22,727	-	-	175,000
Shares issued for Dedicaid[3]	-	207	-	-	1,829	-
Shares issued for Lightpoint[4]	-	3,298	-	-	30,895	-
Shares issued for IsoTherapeutics[5]	718	-	-	8,912	-	-
Shares issued for ARTMS[6]	5,675	-	-	71,610	-	-
Shares issued for QSAM[7]	4,080	-	-	61,906	-	-
Transaction costs arising on new share issues	-	-	-	-	-	(7,816)
Balance at December 31,	334,725	323,727	316,343	596,776	446,268	370,972

1.
Options exercised during the year through the employee Equity Incentive Plan resulted in 525,000 (2023: 3,879,000, 2022: 8,543,000) shares being issued of total value of $8,080,000 (2023: $42,572,000, 2022: $32,948,000).

2.
On January 27,2022, the Group completed a $175,000,000 institutional placement of 22,727,000 new, fully paid ordinary shares at a price of $7.70 per share. As part of this placement, the Group also incurred $7,816,000 of associated transaction costs.

3.
On April 27, 2023, the Group completed the acquisition of Dedicaid GmbH. The consideration for the acquisition comprised 207,000 in Telix shares at a 10-day volume weighted average price of shares on the execution date of $8.73 per share.

4.	On November 1, 2023, the Group completed the acquisition of Lightpoint through the issue of 3,298,000 fully paid ordinary Telix shares at $9.3659 per share.

5.	On April 9, 2024, the Group completed the acquisition of IsoTherapeutics. The consideration included the issue of 717,587 fully paid ordinary Telix shares at $12.42 per share.

6.	On April 11, 2024, the Group completed the acquisition of ARTMS. The consideration included the issue of 5,674,365 fully paid ordinary Telix shares at $12.62 per share.

7.
On May 3, 2024, the Group completed the acquisition of QSAM. The purchase price included the issue of 3,671,120 fully paid ordinary Telix shares at $14.80 per share and a further 409,026 fully paid ordinary Telix shares at $18.05 per share.

The weighted average ordinary shares for the period January 1, 2024 to December 31, 2024 is 331,226,491 (2023: 319,180,783). The Company does not have a limited amount of authorized capital under Australian law.

Rights applying to securities:

1.
Ordinary shares: Ordinary shares entitle the holder to participate in dividends, and to share in the proceeds of winding up the Company in proportion to the number of and amounts paid on the shares held.

2.
Options and rights: Holders of Options and rights have no voting rights. Information relating to the Company’s Employee Incentive Plan (EIP), including details of Options issued, exercised and lapsed during the financial year, is set out in note 30.

29.2.	Share capital reserve

	2024	2023	2022	2024	2023	2022
	Number ’000	Number ’000	Number ‘000	A$’000	A$’000	A$’000
Balance at January 1	-	-	-	(62,829)	(26,909)	-
Treasury shares acquired	525	3,877	4,054	(7,081)	(35,920)	(26,909)
Issue of convertible bonds	-	-	-	97,900	-	-
Transaction costs arising on convertible bonds issue	-	-	-	(2,245)	-	-
Shares allocated to employees	(525)	(3,877)	(4,054)	-	-	-
Balance at December 31	-	-	-	25,745	(62,829)	(26,909)

29.2.1.	Treasury shares

Ordinary shares in the Company were purchased by the Telix Pharmaceuticals Employee Share Trust for the purpose of issuing shares under the Equity Incentive Plan. These shares are allocated to employees and are not held within the Employee Share Trust (see note 30 for further information).

29.2.2.	Conversion right of convertible bonds

The amount shown for the issue of convertible bonds is the initial value of the conversion rights relating to the convertible bonds.

29.3.	Other reserves

	Foreign currency translation reserve	Share-based payments reserve	Financial assets at FVOCI reserve	Total
	A$‘000	A$’000	A$’000	A$’000
Balance as at January 1, 2024	(5,414)	35,446	(895)	29,137
Other comprehensive income	47,684	-	(4,986)	42,698
Total comprehensive income	47,684	-	(4,986)	42,698
Share-based payments to employees	-	19,660	-	19,660
Share-based payments associated with acquisitions	-	67,943	-	67,943
Transfer on exercise of options	-	(784)	-	(784)
	-	86,819	-	86,819
Balance as at December 31, 2024	42,270	122,265	(5,881)	158,654

	Foreign currency translation reserve	Share-based payments reserve	Financial assets at FVOCI reserve	Total
	A$‘000	A$’000	A$’000	A$’000
Balance as at January 1, 2023	(562)	9,321	-	8,759
Other comprehensive income	(4,852)	-	(895)	(5,747)
Total comprehensive loss	(4,852)	-	(895)	(5,747)
Share-based payments to employees	-	8,786	-	8,786
Share-based payments associated with acquisitions	-	21,278	-	21,278
Transfer on exercise of options	-	(3,939)	-	(3,939)
	-	26,125	-	26,125
Balance as at December 31, 2023	(5,414)	35,446	(895)	29,137

	Foreign currency translation reserve	Share-based payments reserve	Financial assets at FVOCI reserve	Total
	A$‘000	A$’000	A$’000	A$’000
Balance as at January 1, 2022	(1,153)	5,942	-	4,789
Other comprehensive income	591	-	-	591
Total comprehensive income/(loss)	591	-	-	591
Share-based payments to employees	-	8,114	-	8,114
Transfer on exercise of options	-	(4,735)	-	(4,735)
	-	3,379	-	3,379
Balance as at December 31, 2022	(562)	9,321	-	8,759

29.4.	Share-based payments reserve

	2024	2023	2022
	Number ’000	Number ’000	Number ‘000
Balance at January 1	14,601	11,736	17,148
EIP options issued	9,877	6,689	4,436
Performance Rights issued[1]	4,284	2,524	-
Options exercised	(619)	(4,524)	(8,843)
Options lapsed	(2,621)	(1,824)	(1,005)
Balance at December 31	25,522	14,601	11,736

1.	Relates to the acquisition of QSAM in the current period and Lightpoint in the prior year.

29.5.	Financial assets at FVOCI reserve

The group has elected to recognize changes in the fair value of certain investments in equity securities in Other comprehensive income (OCI), as explained in note 16. These changes are accumulated within the FVOCI reserve within equity.

The table below shows how the FVOCI reserve relates to equity securities:

	2024	2023	2022
	A$’000	A$’000	A$’000
Balance at January 1	(895)	-	-
Revaluation - gross	(4,986)	(895)	-
Deferred tax	-	-	-
Balance at December 31	(5,881)	(895)	-